Inventories (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 983,947	$ 1,090,884	$ 830,121
Work in progress	20,267	57,308	1,838
Finished goods	1,375	1,354
Gross Inventory	1,005,589	1,149,546	831,959
Less reserve for obsolescence	(223,041)	(218,229)	(229,230)
Total	$ 782,548	$ 931,317	$ 602,729